Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands, ¥ in Millions				12 Months Ended
	Nov. 07, 2023 shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 09, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized				140,000,000		140,000,000	140,000,000
Ordinary shares issued				13,567,793		8,267,793	4,517,793
Ordinary shares outstanding				13,567,793		8,267,793	4,517,793
Public price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds (in Dollars) | $			$ 15,000
Offering fees and expenses		¥ 88.2	$ 13,900
Ordinary shares issued				8,267,793
Ordinary shares outstanding				8,267,793
Common stock for issuance					5,300,000
Common stock issued and granted	5,300,000
Common stock granted fair value (in Dollars) | $				$ 9,301,500
Share issuance per share (in Dollars per share) | $ / shares				$ 1.755
Grandsky Phoenix Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Repurchase of ordinary shares		3,750,000	3,750,000